SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other operating expense (income)
Amortization of deferred subsidiaries	$ 17
Net gain on disposal of solar power systems	(47,899)
Net loss on disposal of property, plant and equipment	8,094	$ 1,801	$ 1,478
Government grants	(2,734)	(7,193)	(5,801)
Other operating income, net	(42,539)	$ (5,392)	$ (4,323)
Land use rights
Other operating expense (income)
Government grants	$ (3,416)